STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3%
Asset-Backed Certificates - 7.2%
Progress Residential Trust, Ser. 2021-SFR1, Cl. A	1.05	4/17/2038	2,597,701	[a]	2,335,800
Progress Residential Trust, Ser. 2021-SFR10, Cl. A	2.39	12/17/2040	5,000,000	[a]	4,493,752
Progress Residential Trust, Ser. 2021-SFR3, Cl. A	1.64	5/17/2026	2,790,407	[a]	2,546,781
Progress Residential Trust, Ser. 2021-SFR4, Cl. A	1.56	5/17/2038	2,300,000	[a]	2,095,102
Tricon American Homes, Ser. 2020-SFR1, Cl. B	2.05	7/17/2038	2,300,000	[a]	2,137,834
Tricon Residential Trust, Ser. 2021-SFR1, Cl. A	1.94	7/17/2038	3,496,249	[a]	3,216,313
				16,825,582
Commercial Mortgage Pass-Through Certificates - 8.2%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, 1 Month LIBOR +1.15%	3.15	4/15/2034	6,000,000	[a,b]	5,757,257
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.09%	3.09	10/15/2034	1,800,000	[a,b]	1,767,758
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. A, 1 Month LIBOR +1.00%	3.00	10/15/2036	2,500,000	[a,b]	2,446,139
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2021-410T, Cl. A	2.29	3/5/2042	2,900,000	[a]	2,592,007
KNDR Trust, Ser. 2021-KIND, Cl. A, 1 Month LIBOR +0.95%	2.95	8/15/2038	6,900,000	[a,b]	6,613,774
				19,176,935
U.S. Government Agencies Collateralized Mortgage Obligations - 23.2%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, 1 Month LIBOR +9.90%	5.90	1/15/2041	946,039	[b,c]	965,860
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	1,161,342	[c]	1,161,022
Federal National Mortgage Association, REMIC, Ser. 2018-9, Cl. EZ	3.00	2/25/2048	1,373,213	[c]	1,285,521
Government National Mortgage Association, Ser. 2010-101, Cl. SH, 1 Month LIBOR +6.65%	4.49	8/16/2040	2,752,156	[b]	419,938
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	4,321,544		4,626,111

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 23.2% (continued)
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	308,313		318,394
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,646		2,158,197
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	1,008,870		1,003,181
Government National Mortgage Association, Ser. 2015-179, CI. DV	3.50	9/20/2041	1,400,000		1,403,929
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	233,990		230,186
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	5,532,601		5,558,312
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,328,975		6,377,814
Government National Mortgage Association, Ser. 2018-115, Cl. SJ, 1 Month LIBOR +6.20%	4.07	8/20/2048	2,217,746	[b]	227,735
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	664,143		662,675
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	6,098,180		6,099,731
Government National Mortgage Association, Ser. 2018-138, Cl. SK, 1 Month LIBOR +6.20%	4.07	10/20/2048	906,521	[b]	96,700
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	415,104		421,145
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611		4,848,607
Government National Mortgage Association, Ser. 2018-164, Cl. SW, 1 Month LIBOR +6.10%	3.97	12/20/2048	6,149,737	[b]	679,293
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,699,222		1,693,271
Government National Mortgage Association, Ser. 2018-65, Cl. SL, 1 Month LIBOR +6.25%	4.12	5/20/2048	1,524,451	[b]	178,940
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	885,846		870,358
Government National Mortgage Association, Ser. 2019-119, Cl. IT	5.50	9/20/2049	3,004,595		566,335
Government National Mortgage Association, Ser. 2019-132, Cl. SB, 1 Month LIBOR +4.44%	2.31	10/20/2049	1,442,437	[b]	93,008
Government National Mortgage Association, Ser. 2019-140, Cl. DI	5.50	11/20/2049	1,267,063		238,106

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 23.2% (continued)
Government National Mortgage Association, Ser. 2019-23, Cl. SB, 1 Month LIBOR +6.05%	3.92	2/20/2049	1,362,823	[b]	160,370
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	465,670		474,830
Government National Mortgage Association, Ser. 2019-31, CI. AZ	5.00	3/20/2049	851,749		889,964
Government National Mortgage Association, Ser. 2019-42, CI. AB	3.25	4/20/2049	2,313,884		2,305,988
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	289,714		289,125
Government National Mortgage Association, Ser. 2019-5, Cl. SM, 1 Month LIBOR +6.10%	3.97	1/20/2049	2,369,527	[b]	276,634
Government National Mortgage Association, Ser. 2019-57, Cl. NS, 1 Month LIBOR +3.28%	1.15	5/20/2049	3,651,913	[b]	116,796
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	892,291		882,660
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		918,160
Government National Mortgage Association, Ser. 2019-70, Cl. AS, 1 Month LIBOR +6.15%	4.02	6/20/2049	939,733	[b]	93,985
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,615,563		2,635,352
Government National Mortgage Association, Ser. 2020-141, Cl. AI	2.50	9/20/2050	2,864,797		368,623
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	1,052,550		1,034,128
Government National Mortgage Association, Ser. 2020-162, Cl. DI	2.50	10/20/2050	3,143,979		401,604
Government National Mortgage Association, Ser. 2020-164, Cl. KI	2.50	11/20/2050	4,050,742		522,657
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR +5.00%	2.87	1/20/2050	3,096,853	[b]	200,255
Government National Mortgage Association, Ser. 2020-63, Cl. AI	4.00	5/20/2035	2,043,006		219,049
				53,974,549
U.S. Government Agencies Collateralized Municipal-Backed Securities - .4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	3.09	10/25/2047	881,430	[c]	882,237

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 106.3% (continued)
U.S. Government Agencies Mortgage-Backed - 66.1%
Federal National Mortgage Association:
2.50%, 10/1/2051			1,764,854	[c]	1,629,803
3.00%, 12/1/2051-2/1/2052			23,904,589	[c]	23,076,563
4.50%, 1/1/2049			2,726,254	[c]	2,831,293
Government National Mortgage Association I:
3.50%, 9/15/2041-2/15/2048			4,228,104		4,290,363
4.00%, 10/15/2039-8/15/2045			5,928,971		6,118,923
4.50%, 4/15/2039-12/15/2047			7,248,496		7,588,009
Government National Mortgage Association II:
2.00%			31,100,000	[d]	28,577,984
2.50%, 12/20/2050-7/20/2052			46,098,235		43,490,960
3.00%, 8/20/2046-7/20/2052			7,613,589		7,449,181
3.50%, 9/20/2042-3/20/2050			24,437,212		24,613,632
4.00%, 10/20/2047			823,166		841,506
4.50%, 12/20/2039-1/20/2050			2,336,606		2,407,183
5.00%, 11/20/2048-5/20/2050			810,388		840,365
				153,755,765
U.S. Treasury Securities - 1.2%
U.S. Treasury Notes	1.25	8/15/2031	3,000,000		2,664,141
Total Bonds and Notes (cost $264,031,303)			247,279,209
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 5.5%
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,638,631)	2.21		12,638,631	[e]	12,638,631
Total Investments (cost $276,669,934)			111.8%	259,917,840
Liabilities, Less Cash and Receivables			(11.8%)	(27,329,180)
Net Assets			100.0%	232,588,660

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $36,002,517 or 15.48% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	16,825,582	-	16,825,582
Commercial Mortgage-Backed	-	19,176,935	-	19,176,935
Investment Companies	12,638,631	-	-	12,638,631
U.S. Government Agencies Collateralized Mortgage Obligations	-	53,974,549	-	53,974,549
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	882,237	-	882,237
U.S. Government Agencies Mortgage-Backed	-	153,755,765	-	153,755,765
U.S. Treasury Securities	-	2,664,141	-	2,664,141

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2022, accumulated net unrealized depreciation on investments was $16,752,094, consisting of $1,912,349 gross unrealized appreciation and $18,664,443 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.